Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 3,650	$ 3,484
Accounts receivable	5,087	5,245
Inventories	5,121	5,041
Income taxes receivable	371	518
Total current assets	14,229	14,288
Property, plant and equipment, net	68,428	68,512
Exploration and evaluation	1,742	1,742
Other assets	1,977	1,559
Goodwill and other intangible assets	3,455	3,503
Deferred income taxes	82	180
Total assets	89,913	89,784
Current liabilities
Current portion of long-term debt	973	997
Current portion of long-term lease liabilities	638	599
Accounts payable and accrued liabilities	7,523	8,161
Current portion of provisions	1,056	958
Income taxes payable	20	32
Total current liabilities	10,210	10,747
Long-term debt	9,014	9,348
Long-term lease liabilities	3,879	3,745
Other long-term liabilities	1,416	1,502
Provisions	12,108	11,931
Deferred income taxes	8,162	7,997
Equity	45,124	44,514
Total liabilities and shareholders' equity	$ 89,913	$ 89,784